Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations
16.	Discontinued Operations

In 2013, we sold our Campus Solutions business and our 529 college-savings plan administration business and recorded an after-tax gain of $38 million and $65 million, respectively. These businesses comprise operations and cash flows that can be clearly distinguished operationally and for financial reporting purposes from the rest of the Company and we will have no continuing involvement. As a result, these businesses are presented in discontinued operations of our Business Services segment for the periods presented.

The following table summarizes our discontinued assets and liabilities at December 31, 2013 and 2012.

	At December 31,
(Dollars in millions)	2013	2012
Assets:
Cash and equivalents	$5	$33
Other assets	98	202

Assets of discontinued operations	$103	$235

Liabilities:
Liabilities of discontinued operations	$94	$168

At December 31, 2013, other assets of our discontinued operations and the offsetting liability consisted primarily of funds held in accordance with contractual requirements on behalf of the acquirer of our Campus Solutions business pending remittance to their school clients.

The following table summarizes our discontinued operations.

	Years Ended December 31,
(Dollars in millions)	2013	2012	2011
Operations:
Income (loss) from discontinued operations before income tax expense (benefit)	$126	$(3)	$55
Income tax expense (benefit)	20	(1)	20

Income (loss) from discontinued operations, net of tax expense (benefit)	$106	$(2)	$35